Business Acquisitions - Summary of Pro Forma Results of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
ResCap [Member]
Business Acquisition [Line Items]
Revenues	$ 2,086,010	$ 1,263,692
Net income	$ 285,302	87,262
Homeward [Member]
Business Acquisition [Line Items]
Revenues		1,362,927
Net income		$ 254,051